UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-08227

DWS Investors Funds, Inc.

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 08/31

Date of reporting period:11/30/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2007 (Unaudited)

DWS Japan Equity Fund

	Shares	Value ($)

Common Stocks 98.6%
Consumer Discretionary 19.0%
Auto Components 1.9%
Denso Corp.	64,000	2,604,531
Automobiles 7.2%
Honda Motor Co., Ltd.	25,000	859,415
Isuzu Motors Ltd.	634,000	2,937,795
Suzuki Motor Corp.	32,000	1,045,049
Toyota Motor Corp.	87,800	4,943,978

		9,786,237

Household Durables 4.0%
Makita Corp.	55,500	2,469,814
Sony Corp.	56,500	3,050,013

		5,519,827
Leisure Equipment & Products 0.8%
Nikon Corp.	33,000	1,033,541
Media 2.4%
Daiichikosho Co., Ltd.	127,200	1,452,857
SKY Perfect JSAT Corp.	4,181	1,778,945

		3,231,802
Specialty Retail 2.7%
Alpen Co., Ltd.	83,800	1,422,647
NAFCO Co., Ltd.	51,400	1,007,677
Nitori Co., Ltd.	26,500	1,297,834

		3,728,158
Consumer Staples 1.4%
Personal Products
Kobayashi Pharmaceutical Co., Ltd.	51,500	1,844,224
Energy 1.9%
Oil, Gas & Consumable Fuels
Nippon Mining Holdings, Inc.	348,000	2,549,584
Financials 18.5%
Capital Markets 2.7%
Nomura Holdings, Inc.	82,000	1,468,586
SBI Holdings, Inc.	7,410	2,221,876

		3,690,462
Commercial Banks 8.3%
Fukuoka Financial Group, Inc.*	101,000	664,009
Mitsubishi UFJ Financial Group, Inc.	269,100	2,637,045
Mizuho Financial Group, Inc.	707	3,801,632
Sumitomo Mitsui Financial Group, Inc.	476	4,159,796

		11,262,482
Consumer Finance 2.0%
ORIX Corp.	12,980	2,668,770
Insurance 2.7%
Millea Holdings, Inc.	50,100	1,763,318
T&D Holdings, Inc.	32,750	1,904,484

		3,667,802
Real Estate Management & Development 2.8%
Kenedix, Inc.	909	1,725,465
Mitsubishi Estate Co., Ltd.	40,000	1,078,152
Mitsui Fudosan Co., Ltd.	42,000	1,082,254

		3,885,871
Health Care 2.3%
Pharmaceuticals
Astellas Pharma, Inc.	35,800	1,589,702
Tsumura & Co.	74,200	1,565,907

		3,155,609
Industrials 22.5%
Building Products 0.9%
Asahi Glass Co., Ltd.	91,000	1,265,727

Commercial Services & Supplies 1.4%
Matsuda Sangyo Co., Ltd.	66,820	1,866,741
Construction & Engineering 1.0%
COMSYS Holdings Corp.	169,000	1,393,591
Electrical Equipment 1.5%
Fujikura Ltd.	101,000	497,173
Mitsubishi Electric Corp.	133,000	1,517,471

		2,014,644
Machinery 9.1%
Komatsu Ltd.	122,100	3,720,251
Kurita Water Industries Ltd.	67,000	1,960,821
NTN Corp.	220,000	1,930,374
Sumitomo Heavy Industries Ltd.	252,000	2,739,314
Tadano Ltd.	179,000	2,078,109

		12,428,869
Marine 1.6%
Mitsui O.S.K. Lines Ltd.	151,000	2,262,748
Road & Rail 1.0%
Hamakyorex Co., Ltd.	56,700	1,327,548
Trading Companies & Distributors 6.0%
Mitsubishi Corp.	87,000	2,515,501
Mitsui & Co., Ltd.	128,000	2,959,731
Sumitomo Corp.	176,400	2,644,103

		8,119,335
Information Technology 12.1%
Computers & Peripherals 0.6%
Seiko Epson Corp.	35,200	785,223
Electronic Equipment & Instruments 3.7%
Iriso Electronics Co., Ltd.	66,500	1,559,730
Nidec Corp.	26,500	1,993,227
TDK Corp.	22,000	1,568,466

		5,121,423
IT Services 0.5%
Otsuka Corp.	7,100	633,116
Office Electronics 1.6%
Canon, Inc.	41,100	2,164,242
Semiconductors & Semiconductor Equipment 5.7%
Disco Corp.	35,700	2,111,655
Micronics Japan Co., Ltd.	89,900	2,467,073
Shinko Electric Industries Co., Ltd.	45,700	1,000,881
Sumco Techxiv Corp.	11,100	568,778
Tokyo Electron Ltd.	25,700	1,587,198

		7,735,585
Materials 18.5%
Chemicals 9.9%
Hitachi Chemical Co., Ltd.	84,000	1,990,978
JSR Corp.	78,500	1,900,019
Mitsubishi Rayon Co., Ltd.	383,000	2,073,614
Shin-Etsu Chemical Co., Ltd.	52,600	3,132,416
Sumitomo Chemical Co., Ltd.	222,000	1,894,707
Taiyo Ink Manufacturing Co., Ltd.	64,100	1,968,377

Ube Industries Ltd.	153,000	557,875

		13,517,986
Metals & Mining 8.6%
Dowa Holdings Co., Ltd.	339,000	2,386,465
Godo Steel Ltd.	532,000	1,558,999
Hitachi Metals Ltd.	130,000	1,801,702
JFE Holdings, Inc.	44,900	2,464,326
Kobe Steel Ltd.	411,000	1,353,723
Nippon Steel Corp.	255,000	1,539,468
Osaka Steel Co., Ltd.	42,300	583,116

		11,687,799
Telecommunication Services 2.4%
Wireless Telecommunication Services
KDDI Corp.	464	3,292,780

Total Common Stocks (Cost $136,375,910)		134,246,257
Rights 0.1%
Materials
Dowa Holdings Co., Ltd., Expiration Date 1/29/2010* (Cost $0)	270,000	71,135
Cash Equivalents 1.2%
Cash Management QP Trust, 4.88% (a) (Cost $1,685,596)	1,685,596	1,685,596
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $138,061,506)	99.9	136,002,988
Other Assets and Liabilities, Net	0.1	169,643

Net Assets	100.0	136,172,631

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Japan Equity Fund, a series of DWS Investors Funds, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	January 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Japan Equity Fund, a series of DWS Investors Funds, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	January 16, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	January 16, 2008